SCHEDULE OF SIGNIFICANT INPUTS USED IN FAIR VALUE MEASUREMENT OF WARRANT LIABILITIES (Details) - Gravitics Inc [Member] shares in Thousands, $ in Thousands	Dec. 31, 2025 USD ($) shares	Dec. 31, 2024 USD ($) shares
FairValueMeasurementsLineItems [Line Items]
Equity value		$ 30,600
Warrant [Member] | Minimum [Member]
FairValueMeasurementsLineItems [Line Items]
Measurement input	0.005
Warrant [Member] | Maximum [Member]
FairValueMeasurementsLineItems [Line Items]
Measurement input	0.060
Fair Value, Inputs, Level 3 [Member]
FairValueMeasurementsLineItems [Line Items]
Equity value	$ 111,800	30,601
Fair Value, Inputs, Level 3 [Member] | Placement Agent Warrants [Member] | Minimum [Member]
FairValueMeasurementsLineItems [Line Items]
Equity ownership percentage (per warrant)	0.50%
Fair Value, Inputs, Level 3 [Member] | Placement Agent Warrants [Member] | Maximum [Member]
FairValueMeasurementsLineItems [Line Items]
Equity ownership percentage (per warrant)	6.00%
Fair Value, Inputs, Level 3 [Member] | Warrant [Member]
FairValueMeasurementsLineItems [Line Items]
Equity value	$ 111,800	$ 30,601
Fully diluted capitalization (shares) | shares	20,013,152	18,820,109
Fair Value, Inputs, Level 3 [Member] | Warrant [Member] | Minimum [Member]
FairValueMeasurementsLineItems [Line Items]
Measurement input	0.005	0.005
Fair Value, Inputs, Level 3 [Member] | Warrant [Member] | Maximum [Member]
FairValueMeasurementsLineItems [Line Items]
Measurement input	0.060	0.060
Fair Value, Inputs, Level 3 [Member] | Placement Agent Warrants [Member] | Warrant [Member]
FairValueMeasurementsLineItems [Line Items]
Equity value	$ 111,800
Fully diluted capitalization (shares) | shares	20,013,152